Taxation - Net operating tax loss carry forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Loss expiring in 2023		¥ 17,153
Loss expiring in 2024		27,331
Loss expiring in 2025		67,626
Loss expiring after 2025		1,989,567
Total		¥ 2,101,677
Minimum
Operating Loss Carryforwards [Line Items]
Expiration year for tax losses, term (in years)	5 years
Maximum
Operating Loss Carryforwards [Line Items]
Expiration year for tax losses, term (in years)	10 years